Subsequent events (Details)									6 Months Ended
	Aug. 27, 2021	Aug. 26, 2021 USD ($)	Aug. 20, 2021 COP ($) $ / shares	Aug. 17, 2021 USD ($)	Aug. 13, 2021 USD ($) shares	Aug. 11, 2021 shares	Jul. 30, 2021 USD ($)	Jul. 01, 2021	Jun. 30, 2021 COP ($)	Jun. 30, 2020 COP ($)	Aug. 26, 2021 COP ($)	Aug. 20, 2021 USD ($)	Jun. 23, 2021 COP ($)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest acquired	80.00%
Borrowings							$ 1,200,000,000
Period of availability for disbursements							2 years
Maturity period	5 years						3 years
Payment of interest term							6M
Variable rate basis points							1.25%
Agreed price			$ 14,236,814,000,000
Share price per share | $ / shares			$ 25,000
Consideration paid												$ 3,673,000,000
Market rate/dollar			3,876.08
Amount of disbursement									$ 70,125,000,000	$ 11,875,213,000,000
Banco Santander, S.A.,
Disclosure of non-adjusting events after reporting period [line items]
Percent of lender participation					25.00%
Citibank, N.A.,
Disclosure of non-adjusting events after reporting period [line items]
Percent of lender participation					25.00%
JPMorgan Chase Bank, N.A.
Disclosure of non-adjusting events after reporting period [line items]
Percent of lender participation					25.00%
The Bank of Nova Scotia
Disclosure of non-adjusting events after reporting period [line items]
Percent of lender participation					25.00%
ISA
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest acquired					51.40%	51.40%							51.40%
Percentage of ownership interest held					100.00%	100.00%
Shares acquired | shares					569,472,561	569,472,561
Maximum credit loan					$ 4,000,000,000
Ecopetrol Singapore Private Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest held								100.00%
Ecopetrol Trading Asia Private Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest held								100.00%
Non-binding offer to acquire participation in ISA | ISA
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest acquired							51.40%
Authorization of issuance and placement of bonds
Disclosure of non-adjusting events after reporting period [line items]
Allowed liquidity position in capital market													$ 1,400,000,000
Financing arrangements | Acquisition Loan
Disclosure of non-adjusting events after reporting period [line items]
Payment of interest term				3-month
Variable rate basis points				0.80%
Amount of disbursement				$ 3,672,000,000
Financing arrangements | Committed credit line
Disclosure of non-adjusting events after reporting period [line items]
Maximum committed credit line				$ 1,200,000,000
Investigations of control entities related to Refinera de Cartagena
Disclosure of non-adjusting events after reporting period [line items]
Alleged damages											$ 942,795,000,000
Amount of unidentified expenses related to the expansion and modernization project		$ 21,000,000